Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000101507
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
All American Equity Fund (Prospectus Summary) | All American Equity Fund | All American Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBTFX
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | Holmes Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBGX
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | Global MegaTrends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGAX
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USERX
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | World Precious Minerals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNWPX
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPFX
Eastern European Fund (Prospectus Summary) | Eastern European Fund | Eastern European Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EUROX
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMFX
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USCOX
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USUTX
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Near-Term Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NEARX
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGSXX
U.S. Treasury Securities Cash Fund (Prospectus Summary) | U.S. Treasury Securities Cash Fund | U.S. Treasury Securities Cash Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USTXX
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEGIX
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UNWIX
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPFX

All American Equity Fund (Prospectus Summary) | All American Equity Fund
All American Equity Fund
Investment Objective
The All American Equity Fund's primary objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	All American Equity Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 30 days or less)	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	All American Equity Fund
Management fee	0.78%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.39%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses	2.43%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
All American Equity Fund	256	768	1,306	2,776

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
All American Equity Fund	246	758	1,296	2,766

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 223% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in sectors and individual securities.
The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is another factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or by a company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities defined as "all American." The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The All American Equity Fund will consider any of the following companies to be
"all American":

1. companies offering stock registered on a United States stock exchange;

2. companies offering stock traded on Nasdaq or the over-the-counter markets;

3. companies deriving more than 50% of their revenue from operations in the
   United States;

4. companies incorporated in the United States; or

5. companies having their principal place of business or corporate headquarters located in the United States.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 13.79% in the fourth quarter of 2003. Worst quarter shown in the bar chart above: (21.09)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
All American Equity Fund	Return Before Taxes	0.14%	0.22%	2.42%
All American Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	0.12%	(0.41%)	1.62%
All American Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.12%	(0.07%)	1.71%
All American Equity Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
All American Equity Fund (Prospectus Summary) | All American Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	All American Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The All American Equity Fund's primary objective is to seek long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 223% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	223.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in sectors and individual securities.
The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price" (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is another factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or by a company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities defined as "all American." The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The All American Equity Fund will consider any of the following companies to be
"all American":

1. companies offering stock registered on a United States stock exchange;

2. companies offering stock traded on Nasdaq or the over-the-counter markets;

3. companies deriving more than 50% of their revenue from operations in the
   United States;

4. companies incorporated in the United States; or

5. companies having their principal place of business or corporate headquarters located in the United States.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund
		diversified its assets among various sectors.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 13.79% in the fourth quarter of 2003. Worst quarter shown in the bar chart above: (21.09)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual
		retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
All American Equity Fund (Prospectus Summary) | All American Equity Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
All American Equity Fund (Prospectus Summary) | All American Equity Fund | All American Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on fund shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.10%)
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	246
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,296
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
Annual Return 2002	rr_AnnualReturn2002	(26.59%)
Annual Return 2003	rr_AnnualReturn2003	31.31%
Annual Return 2004	rr_AnnualReturn2004	5.05%
Annual Return 2005	rr_AnnualReturn2005	11.87%
Annual Return 2006	rr_AnnualReturn2006	10.91%
Annual Return 2007	rr_AnnualReturn2007	27.03%
Annual Return 2008	rr_AnnualReturn2008	(39.72%)
Annual Return 2009	rr_AnnualReturn2009	13.75%
Annual Return 2010	rr_AnnualReturn2010	15.92%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
All American Equity Fund (Prospectus Summary) | All American Equity Fund | All American Equity Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.62%
All American Equity Fund (Prospectus Summary) | All American Equity Fund | All American Equity Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.71%

Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund
Holmes Growth Fund
Investment Objective
The Holmes Growth Fund's primary objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Holmes Growth Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.10%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Holmes Growth Fund
Management fee	1.02%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.73%
Acquired Fund Fees and Expenses	0.01%
Total annual fund operating expenses	2.01%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Holmes Growth Fund	214	640	1,093	2,348

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Holmes Growth Fund	204	630	1,083	2,338

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 210% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.

Under normal market conditions, the Holmes Growth Fund invests primarily in a diversified portfolio of equity and equity-related securities. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund may invest up to 25% of its total assets in foreign securities that are not publicly traded in the U.S. The fund may also invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers; however, the ADRs are not included in the 25% limit on foreign issuers.
As part of its foreign securities, the fund may invest up to 5% of its total assets in emerging markets.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country.
  These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On June 1, 2004, the Adviser took over the day-to-day management of the fund from the previous subadviser. Consequently, prior period performance may have been different if the Adviser had been managing the fund.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 17.02% in the second quarter of 2009. Worst quarter shown in the bar chart above: (25.35)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Holmes Growth Fund	Return Before Taxes	(5.52%)	(0.75%)	2.52%
Holmes Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.52%)	(0.80%)	2.49%
Holmes Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.59%)	(0.65%)	2.17%
Holmes Growth Fund S&P Composite 1500 Index	S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.77%	0.15%	3.42%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Holmes Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Holmes Growth Fund's primary objective is to seek long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 210% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.

Under normal market conditions, the Holmes Growth Fund invests primarily in a diversified portfolio of equity and equity-related securities. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The fund may invest up to 25% of its total assets in foreign securities that are not publicly traded in the U.S. The fund may also invest in sponsored or unsponsored American Depository Receipts (ADRs), which represent shares of foreign issuers; however, the ADRs are not included in the 25% limit on foreign issuers.
As part of its foreign securities, the fund may invest up to 5% of its total assets in emerging markets.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country.
  These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it
		difficult to dispose of shares when it may be otherwise advisable.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On June 1, 2004, the Adviser took over the day-to-day management of the fund from the previous subadviser. Consequently, prior period performance may have
		been different if the Adviser had been managing the fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 17.02% in the second quarter of 2009. Worst quarter shown in the bar chart above: (25.35)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | S&P Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.42%
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | Holmes Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.10%)
Management fee	rr_ManagementFeesOverAssets	1.02%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
Annual Return 2002	rr_AnnualReturn2002	(19.51%)
Annual Return 2003	rr_AnnualReturn2003	21.74%
Annual Return 2004	rr_AnnualReturn2004	16.53%
Annual Return 2005	rr_AnnualReturn2005	9.71%
Annual Return 2006	rr_AnnualReturn2006	6.32%
Annual Return 2007	rr_AnnualReturn2007	30.38%
Annual Return 2008	rr_AnnualReturn2008	(46.97%)
Annual Return 2009	rr_AnnualReturn2009	21.50%
Annual Return 2010	rr_AnnualReturn2010	21.35%
Annual Return 2011	rr_AnnualReturn2011	(5.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.35%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.75%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.52%
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | Holmes Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
Holmes Growth Fund (Prospectus Summary) | Holmes Growth Fund | Holmes Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.17%

Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund
Global MegaTrends Fund
Investment Objective
The Global MegaTrends Fund's primary objective is to seek long-term capital appreciation and its secondary objective is earning income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global MegaTrends Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global MegaTrends Fund
Management fee	0.79%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.52%
Total annual fund operating expenses	2.56%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global MegaTrends Fund	269	806	1,370	2,905

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global MegaTrends Fund	259	796	1,360	2,895

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 163% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the Global MegaTrends Fund, the Adviser makes
"top-down" market allocations by identifying significant long-term "megatrends"
in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the Global MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

Under normal market conditions, the Global MegaTrends Fund will invest at least
40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies that are domiciled in one country but are economically tied to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On November 27, 2002, the investment strategy was changed to its current focus, and on October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser. Consequently, prior period performance may have been different if the Adviser had been managing the fund or if the investment strategy's focus had not changed.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 26.76% in the second quarter of 2009. Worst quarter shown in the bar chart above: (26.59)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Global MegaTrends Fund	Return Before Taxes	(13.02%)	(4.36%)	0.23%
Global MegaTrends Fund After Taxes on Distributions	Return After Taxes on Distributions	(13.02%)	(4.53%)	(0.07%)
Global MegaTrends Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.47%)	(3.53%)	0.26%
Global MegaTrends Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global MegaTrends Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global MegaTrends Fund's primary objective is to seek long-term capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and its secondary objective is earning income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 163% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the Global MegaTrends Fund, the Adviser makes
"top-down" market allocations by identifying significant long-term "megatrends"
in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the Global MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

Under normal market conditions, the Global MegaTrends Fund will invest at least
40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies that are domiciled in one country but are economically tied to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the
		currencies in which its investments are denominated.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On November 27, 2002, the investment strategy was changed to its current focus, and on October 1, 2007, the Adviser took over the day-to-day management of the fund from the previous subadviser. Consequently, prior period performance may have been different if the Adviser had been managing the fund or if the
		investment strategy's focus had not changed.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 26.76% in the second quarter of 2009. Worst quarter shown in the bar chart above: (26.59)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | Global MegaTrends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.25%)
Management fee	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	269
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	806
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,370
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,905
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,895
Annual Return 2002	rr_AnnualReturn2002	(30.15%)
Annual Return 2003	rr_AnnualReturn2003	44.20%
Annual Return 2004	rr_AnnualReturn2004	8.07%
Annual Return 2005	rr_AnnualReturn2005	11.88%
Annual Return 2006	rr_AnnualReturn2006	5.04%
Annual Return 2007	rr_AnnualReturn2007	24.54%
Annual Return 2008	rr_AnnualReturn2008	(47.65%)
Annual Return 2009	rr_AnnualReturn2009	30.15%
Annual Return 2010	rr_AnnualReturn2010	8.43%
Annual Return 2011	rr_AnnualReturn2011	(13.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.23%
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | Global MegaTrends Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.07%)
Global MegaTrends Fund (First Prospectus Summary) | Global MegaTrends Fund | Global MegaTrends Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.26%

Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund
Gold and Precious Metals Fund
Investment Objective
The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
The fund also pursues current income as a secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gold and Precious Metals Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Gold and Precious Metals Fund
Management fee	0.88%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.43%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses	1.58%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Gold and Precious Metals Fund	171	509	870	1,888

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Gold and Precious Metals Fund	161	499	860	1,878

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 155% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity- related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery.
Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector.
Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
  Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies.
  This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 52.41% in the first quarter of 2002. Worst quarter shown in the bar chart above: (28.29)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Gold and Precious Metals Fund	Return Before Taxes	(23.97%)	4.90%	21.78%
Gold and Precious Metals Fund After Taxes on Distributions	Return After Taxes on Distributions	(25.73%)	3.31%	20.80%
Gold and Precious Metals Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.86%)	4.07%	19.93%
Gold and Precious Metals Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Gold and Precious Metals Fund FTSE Gold Mines Index	FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	(15.88%)	6.41%	14.80%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Gold and Precious Metals Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The fund also pursues current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 155% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious metals. The equity and equity- related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery.
Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser's stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector.
Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium and diamonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
  Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies.
  This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in
		adverse tax consequences to the fund and its shareholders.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 52.41% in the first quarter of 2002. Worst quarter shown in the bar chart above: (28.29)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | FTSE Gold Mines Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.80%
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Annual Return 2002	rr_AnnualReturn2002	81.38%
Annual Return 2003	rr_AnnualReturn2003	67.08%
Annual Return 2004	rr_AnnualReturn2004	(6.44%)
Annual Return 2005	rr_AnnualReturn2005	32.80%
Annual Return 2006	rr_AnnualReturn2006	50.19%
Annual Return 2007	rr_AnnualReturn2007	16.91%
Annual Return 2008	rr_AnnualReturn2008	(27.05%)
Annual Return 2009	rr_AnnualReturn2009	43.11%
Annual Return 2010	rr_AnnualReturn2010	36.88%
Annual Return 2011	rr_AnnualReturn2011	(23.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.97%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	21.78%
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | Gold and Precious Metals Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	20.80%
Gold and Precious Metals Fund (Prospectus Summary) | Gold and Precious Metals Fund | Gold and Precious Metals Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	19.93%

World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund
World Precious Minerals Fund
Investment Objective
The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	World Precious Minerals Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	World Precious Minerals Fund
Management fee	1.01%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.41%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses	1.69%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
World Precious Minerals Fund	182	543	928	2,008

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
World Precious Minerals Fund	172	533	918	1,998

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 96% for the fiscal year ended December
31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.
The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
  Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies.
  This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund.
  An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity and equity-related securities, such as exchanged-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 49.72% in the first quarter of 2002. Worst quarter shown in the bar chart above: (38.70)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
World Precious Minerals Fund	Return Before Taxes	(32.58%)	1.46%	22.55%
World Precious Minerals Fund After Taxes on Distributions	Return After Taxes on Distributions	(35.44%)	(2.41%)	18.93%
World Precious Minerals Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(20.96%)	(0.52%)	18.73%
World Precious Minerals Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
World Precious Minerals Fund NYSE Arca Gold Miners Index	NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	(16.21%)	5.67%	17.35%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	World Precious Minerals Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 96% for the fiscal year ended December
		31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.
The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
  Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies.
  This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund.
  An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity and equity-related securities, such as exchanged-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would
		result in adverse tax consequences to the fund and its shareholders.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 49.72% in the first quarter of 2002. Worst quarter shown in the bar chart above: (38.70)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | NYSE Arca Gold Miners Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	17.35%
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | World Precious Minerals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	1.01%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Annual Return 2002	rr_AnnualReturn2002	83.42%
Annual Return 2003	rr_AnnualReturn2003	92.70%
Annual Return 2004	rr_AnnualReturn2004	0.97%
Annual Return 2005	rr_AnnualReturn2005	30.89%
Annual Return 2006	rr_AnnualReturn2006	52.30%
Annual Return 2007	rr_AnnualReturn2007	23.02%
Annual Return 2008	rr_AnnualReturn2008	(52.96%)
Annual Return 2009	rr_AnnualReturn2009	89.50%
Annual Return 2010	rr_AnnualReturn2010	45.38%
Annual Return 2011	rr_AnnualReturn2011	(32.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(32.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	22.55%
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | World Precious Minerals Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(35.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.93%
World Precious Minerals Fund (First Prospectus Summary) | World Precious Minerals Fund | World Precious Minerals Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.73%

Global Resources Fund (First Prospectus Summary) | Global Resources Fund
Global Resources Fund
Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Resources Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Resources Fund
Management fee	1.04%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.43%
Total annual fund operating expenses	1.72%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Resources Fund	185	552	943	2,040

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Resources Fund	175	542	933	2,030

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 232% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initialfinancing of the company. The holder of a warrant has the right, until thewarrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the
Adviser will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC
  (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 35.85% in the fourth quarter of 2003. Worst quarter shown in bar chart above: (45.81)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Global Resources Fund	Global Resources Fund Return Before Taxes	(18.69%)	0.01%	18.75%
Global Resources Fund After Taxes on Distributions	Return After Taxes on Distributions	(19.53%)	(1.78%)	16.54%
Global Resources Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.01%)	(0.62%)	16.07%
Global Resources Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Global Resources Fund Morgan Stanley Commodity Related Equity Index	Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)	(10.50%)	8.24%	14.80%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Global Resources Fund (First Prospectus Summary) | Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Resources Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 232% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	232.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initialfinancing of the company. The holder of a warrant has the right, until thewarrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the
Adviser will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and
		money flows, and as a result, it may at times maintain higher than normal cash levels.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC
  (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could
		decline significantly in value before the fund could liquidate the security.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 35.85% in the fourth quarter of 2003. Worst quarter shown in bar chart above: (45.81)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Morgan Stanley Commodity Related Equity Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.80%
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.25%)
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,040
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Annual Return 2002	rr_AnnualReturn2002	17.79%
Annual Return 2003	rr_AnnualReturn2003	99.56%
Annual Return 2004	rr_AnnualReturn2004	30.41%
Annual Return 2005	rr_AnnualReturn2005	48.97%
Annual Return 2006	rr_AnnualReturn2006	22.19%
Annual Return 2007	rr_AnnualReturn2007	39.95%
Annual Return 2008	rr_AnnualReturn2008	(62.13%)
Annual Return 2009	rr_AnnualReturn2009	68.25%
Annual Return 2010	rr_AnnualReturn2010	38.00%
Annual Return 2011	rr_AnnualReturn2011	(18.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.81%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Resources Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	18.75%
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Global Resources Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.78%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.54%
Global Resources Fund (First Prospectus Summary) | Global Resources Fund | Global Resources Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.07%

Eastern European Fund (Prospectus Summary) | Eastern European Fund
Eastern European Fund
Investment Objective
The Eastern European Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Eastern European Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Eastern European Fund
Management fee	1.15%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.58%
Total annual fund operating expenses	1.98%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Eastern European Fund	211	631	1,078	2,316

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Eastern European Fund	201	621	1,068	2,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 85% for the fiscal year ended December
31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Eastern European Fund invests, under normal market conditions, at least 80%
of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts
(ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey.
The Adviser considers the following countries to be in Eastern Europe: Albania,
Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia,
FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania,
Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1. securities of issuers that are organized under the laws of any Eastern
   European country or have a principal office in an Eastern European country;

2. securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern
   European countries; or

3. securities that are traded principally on a securities exchange in an Eastern
   European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts
   (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Eastern European Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector
Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one
Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies-Integrated, Oil Companies-Exploration & Production, Oil
Refining & Marketing, Regional Banks-Non-U.S., Commercial Banks-Non-U.S., and
Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark,  the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the
fund may invest up to 35% of its total assets in the corresponding
Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price.
  The fund's return and share price may be more volatile than those of a less concentrated portfolio.

• Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil &
  gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector
  Classification System.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the
Eastern European Fund from the subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 40.72% in the second quarter of 2009. Worst quarter shown in the bar chart above: (48.07)% in the fourth quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Eastern European Fund	Return Before Taxes	(27.94%)	(9.04%)	14.43%
Eastern European Fund After Taxes on Distributions	Return After Taxes on Distributions	(27.94%)	(9.58%)	13.20%
Eastern European Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.16%)	(7.10%)	13.04%
Eastern European Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Eastern European Fund MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)	(24.46%)	(5.49%)	14.32%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Eastern European Fund (Prospectus Summary) | Eastern European Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Eastern European Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Eastern European Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 85% for the fiscal year ended December
		31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Eastern European Fund invests, under normal market conditions, at least 80%
of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts
(ADRs and GDRs).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey.
The Adviser considers the following countries to be in Eastern Europe: Albania,
Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia,
FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania,
Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1. securities of issuers that are organized under the laws of any Eastern
   European country or have a principal office in an Eastern European country;

2. securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern
   European countries; or

3. securities that are traded principally on a securities exchange in an Eastern
   European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts
   (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Eastern European Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector
Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one
Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies-Integrated, Oil Companies-Exploration & Production, Oil
Refining & Marketing, Regional Banks-Non-U.S., Commercial Banks-Non-U.S., and
Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund's benchmark,  the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the
fund may invest up to 35% of its total assets in the corresponding
Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund's share price.
  The fund's return and share price may be more volatile than those of a less concentrated portfolio.

• Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil &
  gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile. To the extent that the fund's assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund's assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Sector
  Classification System.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an
		investment in the underlying securities.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the
Eastern European Fund from the subadviser. Consequently, the fund's prior
		performance may have been different if the Adviser had been managing the fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 40.72% in the second quarter of 2009. Worst quarter shown in the bar chart above: (48.07)% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Eastern European Fund (Prospectus Summary) | Eastern European Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Eastern European Fund (Prospectus Summary) | Eastern European Fund | MSCI Emerging Markets Europe 10/40 Index (Net Total Return)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(24.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.49%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.32%
Eastern European Fund (Prospectus Summary) | Eastern European Fund | Eastern European Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fee	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,316
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	621
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
Annual Return 2002	rr_AnnualReturn2002	34.65%
Annual Return 2003	rr_AnnualReturn2003	61.35%
Annual Return 2004	rr_AnnualReturn2004	52.37%
Annual Return 2005	rr_AnnualReturn2005	40.78%
Annual Return 2006	rr_AnnualReturn2006	32.79%
Annual Return 2007	rr_AnnualReturn2007	32.86%
Annual Return 2008	rr_AnnualReturn2008	(69.20%)
Annual Return 2009	rr_AnnualReturn2009	77.93%
Annual Return 2010	rr_AnnualReturn2010	18.66%
Annual Return 2011	rr_AnnualReturn2011	(27.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.07%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.43%
Eastern European Fund (Prospectus Summary) | Eastern European Fund | Eastern European Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(27.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.20%
Eastern European Fund (Prospectus Summary) | Eastern European Fund | Eastern European Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.04%

Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund
Global Emerging Markets Fund
Investment Objective
The Global Emerging Markets Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Emerging Markets Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Emerging Markets Fund
Management fee	1.19%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	2.53%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses	3.99%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Emerging Markets Fund	411	1,225	2,056	4,207

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Emerging Markets Fund	401	1,215	2,046	4,197

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 250% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.

The Global Emerging Markets Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in emerging market countries or in companies with a significant business presence in emerging market countries. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and
GDRs).

Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development or included in the MSCI Emerging Markets
Index.

The fund will consider investments in an emerging market country to be the following:

1. securities of issuers organized under the laws of any emerging market country or having a principal office in, an emerging market country;

2. securities that are traded primarily in an emerging market country;

3. securities of issuers that have a majority of their assets in an emerging market country; or

4. securities of issuers that derive a majority of their revenues or profits from goods produced or sold, investments made or services performed in an emerging market country.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social, or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund primarily invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the periods indicated. The table compares the fund's average annual returns for the last 1-year, 5-year and since inception periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the
Global Emerging Markets Fund from the subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 28.54% in the second quarter of 2009. Worst quarter shown in the bar chart above: (39.66)% in the fourth quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Emerging Markets Fund	Return Before Taxes	(25.63%)	(10.48%)	(0.95%)	Feb 24, 2005
Global Emerging Markets Fund After Taxes on Distributions	Return After Taxes on Distributions	(25.63%)	(11.34%)	(1.95%)	Feb 24, 2005
Global Emerging Markets Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(16.66%)	(8.43%)	(0.68%)	Feb 24, 2005
Global Emerging Markets Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.06%	Feb 24, 2005
Global Emerging Markets Fund MSCI Emerging Markets Net Total Return Index	MSCI Emerging Markets Net Total Return Index (reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax)	(18.42%)	2.40%	9.53%	Feb 24, 2005

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global Emerging Markets Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 250% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The Adviser considers companies of all sizes when making stock selections, but its emphasis is on small- and mid-sized companies.

The Global Emerging Markets Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in emerging market countries or in companies with a significant business presence in emerging market countries. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and
GDRs).

Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development or included in the MSCI Emerging Markets
Index.

The fund will consider investments in an emerging market country to be the following:

1. securities of issuers organized under the laws of any emerging market country or having a principal office in, an emerging market country;

2. securities that are traded primarily in an emerging market country;

3. securities of issuers that have a majority of their assets in an emerging market country; or

4. securities of issuers that derive a majority of their revenues or profits from goods produced or sold, investments made or services performed in an emerging market country.

The fund may invest up to 20% of its net assets in securities, including debt securities, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social, or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure, and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund primarily invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an
		investment in the underlying securities.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the periods indicated. The table compares the fund's average annual returns for the last 1-year, 5-year and since inception periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the
Global Emerging Markets Fund from the subadviser. Consequently, the fund's prior
		performance may have been different if the Adviser had been managing the fund.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 28.54% in the second quarter of 2009. Worst quarter shown in the bar chart above: (39.66)% in the fourth quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2005
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | MSCI Emerging Markets Net Total Return Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Net Total Return Index (reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2005
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fee	rr_ManagementFeesOverAssets	1.19%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	411
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,225
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,056
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,207
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	401
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,215
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,046
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,197
Annual Return 2006	rr_AnnualReturn2006	32.59%
Annual Return 2007	rr_AnnualReturn2007	39.35%
Annual Return 2008	rr_AnnualReturn2008	(68.02%)
Annual Return 2009	rr_AnnualReturn2009	50.28%
Annual Return 2010	rr_AnnualReturn2010	15.35%
Annual Return 2011	rr_AnnualReturn2011	(25.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.66%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2005
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | Global Emerging Markets Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(25.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.34%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2005
Global Emerging Markets Fund (Prospectus Summary) | Global Emerging Markets Fund | Global Emerging Markets Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2005

China Region Fund (Prospectus Summary) | China Region Fund
China Region Fund
Investment Objective
The China Region Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	China Region Fund
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	China Region Fund
Management fee	1.20%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.04%
Total annual fund operating expenses	2.49%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
China Region Fund	262	786	1,336	2,836

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
China Region Fund	252	776	1,326	2,826

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 426% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the China Region Fund will invest at least 80%
of its net assets in equity and equity-related securities of companies located in the China region. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The China region is defined as any country that either shares a border with
China or is located in the South China Sea or the East China Sea and includes:
the People's Republic of China (PRC or China), Bangladesh, Cambodia,
Hong Kong,  India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia,  Myanmar, Nepal, Pakistan, Philippines, Singapore,
Taiwan, Tajikistan,  Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1. securities of issuers organized under the laws of the countries within the
   China region;

2. securities of issuers that have at least 50% of their assets in one or more
   China region countries;

3. securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries; or

4. securities of issuers that are primarily traded on the China, Taiwan or Hong
   Kong exchanges.

The China Region Fund will invest in both established and emerging companies registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and
Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in
People's Republic of China (PRC) securities will be focused in the authorized
China securities market; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea,
Singapore, Malaysia and Indonesia stock exchanges, among others.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including, fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Geographic Concentration Risk. The fund concentrates its investments in companies located in the China region. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund's share price. A fund's return and share price may be more volatile than those of a less concentrated portfolio.

• Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the China Region Fund
  invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies' reputation and price in the market will be adversely or negatively affected.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 32.51% in the third quarter of 2007. Worst quarter shown in the bar chart above: (24.31)% in the third quarter of 2008.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
China Region Fund	Return Before Taxes	(28.09%)	(3.90%)	8.30%
China Region Fund After Taxes on Distributions	Return After Taxes on Distributions	(28.09%)	(5.26%)	7.35%
China Region Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(18.26%)	(3.68%)	7.04%
China Region Fund Hang Seng Composite Index	Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)	(19.27%)	1.20%	10.16%
China Region Fund MSCI All Country Far East Free ex Japan Index	MSCI All Country Far East Free ex Japan Index (reflects no deduction for fees, expenses or taxes)	(16.78%)	0.53%	8.32%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
China Region Fund (Prospectus Summary) | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	China Region Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The China Region Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 426% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the China Region Fund will invest at least 80%
of its net assets in equity and equity-related securities of companies located in the China region. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

The China region is defined as any country that either shares a border with
China or is located in the South China Sea or the East China Sea and includes:
the People's Republic of China (PRC or China), Bangladesh, Cambodia,
Hong Kong,  India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia,  Myanmar, Nepal, Pakistan, Philippines, Singapore,
Taiwan, Tajikistan,  Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1. securities of issuers organized under the laws of the countries within the
   China region;

2. securities of issuers that have at least 50% of their assets in one or more
   China region countries;

3. securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries; or

4. securities of issuers that are primarily traded on the China, Taiwan or Hong
   Kong exchanges.

The China Region Fund will invest in both established and emerging companies registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and
Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in
People's Republic of China (PRC) securities will be focused in the authorized
China securities market; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea,
Singapore, Malaysia and Indonesia stock exchanges, among others.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors including, fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets, which include those countries in which the fund invests. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Geographic Concentration Risk. The fund concentrates its investments in companies located in the China region. Because of this, companies in the fund's portfolio may react similarly to political, social, and economic developments in any of the China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund's share price. A fund's return and share price may be more volatile than those of a less concentrated portfolio.

• Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an "Adverse Government"). If the China Region Fund
  invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies' reputation and price in the market will be adversely or negatively affected.

• Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or
		more selected companies, which may increase the volatility of the fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 32.51% in the third quarter of 2007. Worst quarter shown in the bar chart above: (24.31)% in the third quarter of 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
China Region Fund (Prospectus Summary) | China Region Fund | Hang Seng Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.16%
China Region Fund (Prospectus Summary) | China Region Fund | MSCI All Country Far East Free ex Japan Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country Far East Free ex Japan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.32%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 180 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	786
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,836
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	252
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	776
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,826
Annual Return 2002	rr_AnnualReturn2002	(12.26%)
Annual Return 2003	rr_AnnualReturn2003	81.13%
Annual Return 2004	rr_AnnualReturn2004	4.21%
Annual Return 2005	rr_AnnualReturn2005	18.68%
Annual Return 2006	rr_AnnualReturn2006	37.83%
Annual Return 2007	rr_AnnualReturn2007	53.29%
Annual Return 2008	rr_AnnualReturn2008	(56.12%)
Annual Return 2009	rr_AnnualReturn2009	49.55%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Annual Return 2011	rr_AnnualReturn2011	(28.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.30%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(28.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.35%
China Region Fund (Prospectus Summary) | China Region Fund | China Region Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.68%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.04%

Tax Free Fund (Prospectus Summary) | Tax Free Fund
Tax Free Fund
Investment Objective
The Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tax Free Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tax Free Fund
Management fee	0.75%
Distribution and/or service (12b-1) fees	none
Other expenses	0.99%
Total annual fund operating expenses	1.74%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Tax Free Fund	187	558	954	2,062

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Tax Free Fund	177	548	944	2,052

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 10% for the fiscal year ended December
31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The
Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund may invest in debt securities of any maturity. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa)
or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by
Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal taxes. As with all mutual funds, loss of money is a risk ofinvesting in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest.
  For the fiscal year ended December 31, 2011, 3.46% of the fund's distributions was from ordinary income. From year to year, this number may vary and there is no assurance that these distributions will continue.

• Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates.

• Call Risk. A municipal security may be prepaid (called) before its maturity.
  An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

• Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state, or local law may limit the sources of funds for the payment of principal and interest.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

• Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the fund to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

• Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative affect on the value of the bond.

• Lower Rated Municipal Bonds. A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

• Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an adverse effect on the value of the fund.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 5.26% in the third quarter of 2009. Worst quarter shown in the bar chart above: (3.49)% in the fourth quarter of 2010.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Tax Free Fund	Return Before Taxes	8.94%	4.52%	4.46%
Tax Free Fund After Taxes on Distributions	Return After Taxes on Distributions	8.89%	4.43%	4.37%
Tax Free Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.05%	4.31%	4.28%
Tax Free Fund Barclays Capital 10-Year Municipal Bond Index	Barclays Capital 10-Year Municipal Bond Index (reflect no deduction for fees, expenses or taxes)	12.32%	6.33%	5.89%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Tax Free Fund (Prospectus Summary) | Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tax Free Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 10% for the fiscal year ended December
		31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The
Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund may invest in debt securities of any maturity. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa)
or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by
Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal taxes. As with all mutual funds, loss of money is a risk ofinvesting in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest.
  For the fiscal year ended December 31, 2011, 3.46% of the fund's distributions was from ordinary income. From year to year, this number may vary and there is no assurance that these distributions will continue.

• Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates.

• Call Risk. A municipal security may be prepaid (called) before its maturity.
  An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

• Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state, or local law may limit the sources of funds for the payment of principal and interest.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

• Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the fund to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

• Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative affect on the value of the bond.

• Lower Rated Municipal Bonds. A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

• Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an
		adverse effect on the value of the fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 5.26% in the third quarter of 2009. Worst quarter shown in the bar chart above: (3.49)% in the fourth quarter of 2010.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Barclays Capital 10-Year Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 10-Year Municipal Bond Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
Annual Return 2002	rr_AnnualReturn2002	9.00%
Annual Return 2003	rr_AnnualReturn2003	3.69%
Annual Return 2004	rr_AnnualReturn2004	2.14%
Annual Return 2005	rr_AnnualReturn2005	2.78%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	3.33%
Annual Return 2008	rr_AnnualReturn2008	0.54%
Annual Return 2009	rr_AnnualReturn2009	8.03%
Annual Return 2010	rr_AnnualReturn2010	2.04%
Annual Return 2011	rr_AnnualReturn2011	8.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.46%
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Tax Free Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.37%
Tax Free Fund (Prospectus Summary) | Tax Free Fund | Tax Free Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.28%

Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund
Near-Term Tax Free Fund
Investment Objective
The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Near-Term Tax Free Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Near-Term Tax Free Fund
Management fee	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.76%
Total annual fund operating expenses	1.26%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Near-Term Tax Free Fund	138	410	702	1,533

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Near-Term Tax Free Fund	128	400	692	1,523

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 0.42% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The
Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Near-Term Tax Free Fund invests at least 80%
of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund will maintain a weighted-average portfolio maturity of five years or less.
Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa)
or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by
Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal taxes. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2011, 4.53% of the fund's distributions was from ordinary income. From year to year, this number may vary and there is no assurance that these distributions will continue.

• Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates.

• Call Risk. A municipal security may be prepaid (called) before its maturity.
  An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

• Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state or local law may limit the sources of funds for the payment of principal and interest.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

• Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

• Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative affect on the value of the bond.

• Lower Rated Municipal Bonds. A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

• Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an adverse effect on the value of the fund.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 3.11% in the third quarter of 2002. Worst quarter shown in the bar chart above: (1.57)% in the second quarter of 2004.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Near-Term Tax Free Fund	Return Before Taxes	4.24%	3.99%	3.59%
Near-Term Tax Free Fund After Taxes on Distributions	Return After Taxes on Distributions	4.20%	3.89%	3.51%
Near-Term Tax Free Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.56%	3.73%	3.42%
Near-Term Tax Free Fund Barclays Capital 3-Year Municipal Bond Index	Barclays Capital 3-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.46%	4.30%	3.65%

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Near-Term Tax Free Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 0.42% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.42%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The
Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond's credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Near-Term Tax Free Fund invests at least 80%
of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund will maintain a weighted-average portfolio maturity of five years or less.
Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody's Investors Services (Aaa, Aa, A, Baa)
or by Standard & Poor's Corporation (AAA, AA, A, BBB) (or, if not rated by
Moody's or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal taxes. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund's policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2011, 4.53% of the fund's distributions was from ordinary income. From year to year, this number may vary and there is no assurance that these distributions will continue.

• Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund's weighted-average maturity, the more sensitive it is to changes in interest rates.

• Call Risk. A municipal security may be prepaid (called) before its maturity.
  An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

• Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state or local law may limit the sources of funds for the payment of principal and interest.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

• Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

• Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer's credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative affect on the value of the bond.

• Lower Rated Municipal Bonds. A portion of the fund's investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund's purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

• Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit and fixed income market could have an
		adverse effect on the value of the fund.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling
		1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 3.11% in the third quarter of 2002. Worst quarter shown in the bar chart above: (1.57)% in the second quarter of 2004.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Barclays Capital 3-Year Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 3-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Near-Term Tax Free Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,533
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Annual Return 2002	rr_AnnualReturn2002	7.20%
Annual Return 2003	rr_AnnualReturn2003	3.31%
Annual Return 2004	rr_AnnualReturn2004	1.75%
Annual Return 2005	rr_AnnualReturn2005	0.98%
Annual Return 2006	rr_AnnualReturn2006	2.89%
Annual Return 2007	rr_AnnualReturn2007	4.53%
Annual Return 2008	rr_AnnualReturn2008	3.25%
Annual Return 2009	rr_AnnualReturn2009	5.00%
Annual Return 2010	rr_AnnualReturn2010	2.95%
Annual Return 2011	rr_AnnualReturn2011	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.57%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Near-Term Tax Free Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%
Near-Term Tax Free Fund (Prospectus Summary) | Near-Term Tax Free Fund | Near-Term Tax Free Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.42%

U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund
U.S. Government Securities Savings Fund
Investment Objective
U.S. Government Securities Savings Fund (Government Securities Savings Fund) seeks to achieve a consistently high yield with safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Government Securities Savings Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Government Securities Savings Fund
Management fee	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.81%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Government Securities Savings Fund	93	269	460	1,012

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
U.S. Government Securities Savings Fund	83	259	450	1,002

Principal Investment Strategies
Under normal market conditions, the Government Securities Savings Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that it can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes yields, maturities and bond ratings of particular bonds.
Principal Risks
• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Risk of Investing In Government Agencies. The Government Securities Savings
  Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal
  Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority,
  is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of
  $150 million with the United States Treasury.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 1.20% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2010.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
U.S. Government Securities Savings Fund	Government Securities Savings Fund	0.01%	1.32%	1.69%

The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8637.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and expenses in the future.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Government Securities Savings Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	U.S. Government Securities Savings Fund (Government Securities Savings Fund) seeks to achieve a consistently high yield with safety of principal.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Government Securities Savings Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that it can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes
		yields, maturities and bond ratings of particular bonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Risk of Investing In Government Agencies. The Government Securities Savings
  Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal
  Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority,
  is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of
  $150 million with the United States Treasury.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's
		value.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past, is not an indication of how it will perform in the future. You may obtain performance data current to
		the most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 1.20% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2010.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8637.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and
		expenses in the future.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield on December 31, 2011
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-873-8637
U.S. Government Securities Savings Fund (Prospectus Summary) | U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	1.48%
Annual Return 2003	rr_AnnualReturn2003	0.73%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.71%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Government Securities Savings Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

U.S. Treasury Securities Cash Fund (Prospectus Summary) | U.S. Treasury Securities Cash Fund
U.S. Treasury Securities Cash Fund
Investment Objective
U.S. Treasury Securities Cash Fund (Treasury Securities Cash Fund) seeks to achieve a high level of current income while maintaining the highest degree of safety of principal and liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Treasury Securities Cash Fund
Maximum sales charge	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Treasury Securities Cash Fund
Management fee	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses	0.48%
Total annual fund operating expenses	0.98%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Treasury Securities Cash Fund	110	322	552	1,211

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
U.S. Treasury Securities Cash Fund	100	312	542	1,201

Principal Investment Strategies
Under normal market conditions, the Treasury Securities Cash Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that they can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes yields, maturities and bond ratings of particular bonds.
Principal Risks
• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.
Performance Information
The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 1.09% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
U.S. Treasury Securities Cash Fund	Treasury Securities Cash Fund	0.01%	0.96%	1.23%

The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8673.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and expenses in the future.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
U.S. Treasury Securities Cash Fund (Prospectus Summary) | U.S. Treasury Securities Cash Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Treasury Securities Cash Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	U.S. Treasury Securities Cash Fund (Treasury Securities Cash Fund) seeks to achieve a high level of current income while maintaining the highest degree of safety of principal and liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Treasury Securities Cash Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities.

The fund seeks to provide a stable net asset value of $1 per share by investing in highly liquid securities and by maintaining an average maturity of 60 days or less. However, there can be no assurance that they can always do so (the fund is measured in accordance with Securities and Exchange Commission rules applicable to money market funds).

In selecting investments, the Adviser's analysis encompasses an interest rate forecast that considers such factors as economic growth and the current inflation outlook. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund's portfolio, which analyzes
		yields, maturities and bond ratings of particular bonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
  Corporation or any other government agency. Although the fund seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

• Income Risk. The fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

• Inflation Risk. The fund's yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund's yield may be eroded by inflation.

• Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's
		value.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's Investor
Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. How the fund performed in the past is not an indication of how it will perform in the future. You may obtain performance data current to the
		most recent month end at www.usfunds.com or by calling 1-800-873-8637.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-873-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.usfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 1.09% in the fourth quarter of 2006. Worst quarter shown in the bar chart above: 0.00% in the first quarter of 2011.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The 7-day yield on December 31, 2011, was 0.01%. For the fund's current yield, call 1-800-873-8673.

The Adviser has voluntarily agreed to waive fees and/or reimburse expenses for the fund to the extent necessary to maintain a certain minimum net yield for the fund, as determined by the Adviser with respect to the fund (Minimum Yield). The
Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund's net yield to fall below the fund's previously determined Minimum Yield or the expenses to exceed the overall expense ratio limit in effect at the time of the waiver and/or reimbursement. This recapture could negatively affect the fund's yield and
		expenses in the future.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield on December 31, 2011
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-800-873-8673
U.S. Treasury Securities Cash Fund (Prospectus Summary) | U.S. Treasury Securities Cash Fund | U.S. Treasury Securities Cash Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	0.87%
Annual Return 2003	rr_AnnualReturn2003	0.18%
Annual Return 2004	rr_AnnualReturn2004	0.34%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	4.04%
Annual Return 2007	rr_AnnualReturn2007	3.96%
Annual Return 2008	rr_AnnualReturn2008	0.88%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Treasury Securities Cash Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.23%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund
Global MegaTrends Fund
Investment Objective
The Global MegaTrends Fund's primary objective is to seek long-term capital appreciation and its secondary objective is earning income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global MegaTrends Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global MegaTrends Fund Institutional Class Shares
Management fee	0.89%
Distribution and/or service (12b-1) fees	none
Other expenses	1.92%
Total annual fund operating expenses	2.81%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global MegaTrends Fund Institutional Class Shares	284	871	1,484	3,138

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global MegaTrends Fund Institutional Class Shares	284	871	1,484	3,138

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 163% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the fund, the Adviser makes "top-down" market allocations by identifying significant long-term "megatrends" in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the Global MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

Under normal market conditions, the Global MegaTrends Fund will invest at least
40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies that are domiciled in one country but are economically tied to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
Performance Information
The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 9.15% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (20.11)% in the third quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Global MegaTrends Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	(12.70%)	(0.70%)	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(12.32%)	(0.47%)	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(7.65%)	(0.23%)	Mar 1, 2010
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.94%	Mar 1, 2010

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global MegaTrends Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global MegaTrends Fund's primary objective is to seek long-term capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and its secondary objective is earning income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 163% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or
		lower, based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting securities for the fund, the Adviser makes "top-down" market allocations by identifying significant long-term "megatrends" in the global economy. Megatrends are usually defined by substantial and sustainable growth that occurs over a multi-year timeframe. Megatrends are often created by government policies, technological innovations, significant changes in supply/demand dynamics, or other formerly slow-evolving patterns.

The Adviser's "bottom-up" stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

Under normal market conditions, the Global MegaTrends Fund will invest in equity and equity-related securities of companies of all sizes from all areas of the world. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs).

Under normal market conditions, the Global MegaTrends Fund will invest at least
40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies that are domiciled in one country but are economically tied to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company's principal operations are located; the country in which 50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the
		currencies in which its investments are denominated.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how
		it will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 9.15% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (20.11)% in the third quarter of 2011.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.25%)
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.92%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,484
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	284
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	871
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,138
Annual Return 2011	rr_AnnualReturn2011	(12.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global MegaTrends Fund (Second Prospectus Summary) | Global MegaTrends Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010

World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund
World Precious Minerals Fund
Investment Objective
The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	World Precious Minerals Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	World Precious Minerals Fund Institutional Class Shares
Management fee	0.96%
Distribution and/or service (12b-1) fees	none
Other expenses	1.42%
Acquired Fund Fees and Expenses	0.02%
Total annual fund operating expenses	2.40%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
World Precious Minerals Fund Institutional Class Shares	243	748	1,280	2,736

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
World Precious Minerals Fund Institutional Class Shares	243	748	1,280	2,736

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 96% for the fiscal year ended December
31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.
The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and
  the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.
Performance Information
The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: (4.28)% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (14.91)% in the second quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns World Precious Minerals Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	(32.28%)	(0.35%)	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(35.38%)	(5.18%)	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(20.75%)	(2.55%)	Mar 1, 2010
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.94%	Mar 1, 2010
NYSE Arca Gold Miners Index	NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	(16.21%)	8.38%	Mar 1, 2010

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	World Precious Minerals Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 96% for the fiscal year ended December
		31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or
		lower, based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population. The
Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds, that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.
The Adviser's stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium and diamonds.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share price may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and
  the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

• Junior and Intermediate Mining Companies Risk. The fund focuses its investments in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

• Gold and Precious Minerals Risk. The fund may invest in gold and precious minerals directly and/or in equity or equity-related securities, such as exchange-traded funds that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in
		adverse tax consequences to the fund and its shareholders.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how
		it will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: (4.28)% in the fourth quarter of 2011. Worst quarter shown in the bar chart above: (14.91)% in the second quarter of 2011.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k)
		plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | NYSE Arca Gold Miners Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.50%)
Management fee	rr_ManagementFeesOverAssets	0.96%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
Annual Return 2011	rr_AnnualReturn2011	(32.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(4.28%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.91%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(32.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.35%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(35.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
World Precious Minerals Fund (Second Prospectus Summary) | World Precious Minerals Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010

Global Resources Fund (Second Prospectus Summary) | Global Resources Fund
Global Resources Fund
Investment Objective
The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Global Resources Fund Institutional Class Shares
Maximum sales charge	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Resources Fund Institutional Class Shares
Management Fees	0.95%
Distribution and/or service (12b-1) fees	none
Other expenses	0.34%
Total annual fund operating expenses	1.29%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
If you redeem your shares:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global Resources Fund Institutional Class Shares	131	409	708	1,556

If you do not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Global Resources Fund Institutional Class Shares	131	409	708	1,556

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 232% for the fiscal year ended
December 31, 2011.
Principal Investment Strategies
The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash levels.
Principal Risks
• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC
  (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.
Performance Information
The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Annual Total Returns (as of December 31 each year)

Best quarter shown in the bar chart above: 9.33% in the fourth quarter of 2011. Worst quarter shown in bar chart above: (23.94)% in the third quarter of 2011.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Global Resources Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	(18.23%)	7.03%	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	(19.29%)	5.85%	Mar 1, 2010
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.69%)	5.43%	Mar 1, 2010
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	8.94%	Mar 1, 2010
Morgan Stanley Commodity Related Equity Index	Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)	(10.50%)	5.87%	Mar 1, 2010

After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Resources Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund. These fees are paid directly from your investment.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
The fund had a portfolio turnover rate of 232% for the fiscal year ended
		December 31, 2011.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	232.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on net expenses before giving effect to any performance adjustment. The example assumes that you invest $10,000 in the Institutional Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund's operating expenses remain the same. Although your actual costs may be higher or
		lower, based on these assumptions your cost would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If you redeem your shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser uses a matrix of "top-down" macro models and "bottom-up" micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world's largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including "growth at a reasonable price"
(GARP), to identify companies with superior growth and value metrics. The
Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests are common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (ADRs and GDRs). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

For its "bottom-up" selection strategy, the Adviser looks at a company's relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company's principal operations are located; the country in which the company's mining or natural resource reserves are located; the country in which
50% of the company's revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, it may at times maintain higher than normal cash
		levels.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	• Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

• Market Risk. The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

• Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund's ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund's objectives or that the
  Adviser does not implement the strategy properly.

• Foreign Securities Risk/Emerging Markets Risk. The fund's investments in foreign securities are subject to special risks. The fund's returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund's share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

• Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC
  (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

• Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

• Price Volatility Risk. The value of the fund's shares may fluctuate significantly.

• Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potentials and broader economic activities.

• Options Risk. Investing in options, LEAPS, and other instruments with option-type elements ("options") may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund's initial investment and may be less liquid and more volatile than an investment in the underlying securities.

• Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant, if any.

• Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could
		decline significantly in value before the fund could liquidate the security.
Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, loss of money is a risk of investing in the fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the volatility of the fund's
Institutional Class share returns since the commencement of the Institutional
Class on March 1, 2010. This is one indicator of the risks of investing in the fund. The bar chart shows the fund's returns during the period indicated. The table compares the fund's average annual returns for the 1-year and since commencement periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how
		it will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the volatility of the fund's Institutional Class share returns since the commencement of the Institutional Class on March 1, 2010.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (as of December 31 each year)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best quarter shown in the bar chart above: 9.33% in the fourth quarter of 2011. Worst quarter shown in bar chart above: (23.94)% in the third quarter of 2011.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans
		or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Morgan Stanley Commodity Related Equity Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Commodity Related Equity Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, as applicable, on shares held 30 days or less)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Annual Return 2011	rr_AnnualReturn2011	(18.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Global Resources Fund (Second Prospectus Summary) | Global Resources Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010